Net Loss Per Share - Schedule of Basic and Diluted Net Loss Per Share Attributable to Common Stockholders (Parenthetical) (Detail)	1 Months Ended
May 22, 2013
Earnings Per Share [Abstract]
Reverse stock split ratio	1-for-1.662 reverse stock split
Reverse stock split ratio on shares	0.601685